CITY NATIONAL ROCHDALE FUNDS

City National Rochdale

Short Term Emerging Markets Debt Fund

Class Y (CNRGX)

Supplement dated October 8, 2021, to the

Summary Prospectus dated January 31, 2021

Effective at the close of business on October 8, 2021, Garrett D’Alessandro no longer serves as a portfolio manager for the City National Rochdale Short Term Emerging Markets Debt Fund, and all references to his role as a portfolio manager for the Fund are deleted. Thomas H. Ehrlein and Charles Luke remain portfolio managers of the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.